RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Consulting Agreements

Cataldo Consulting Services Agreement

Effective as of September 1, 2022, we entered into a consulting agreement with Cataldo Consulting, a strategic business consulting firm (“Cataldo Consulting”). Mr. Cataldo is the owner of Cataldo Consulting. The agreement had an initial term of four months, expiring December 31, 2022, and continues on a month-to-month basis thereafter. Under the consulting agreement, Mr. Cataldo agreed to serve as Chairperson of our board of directors and as our Chief Executive Officer. In consideration for the foregoing consulting services, we agreed to pay Cataldo Consulting $30,000 per month. We also agreed to issue Cataldo Consulting a stock grant equal to ten percent (10%) (calculated exclusive of Cataldo Consulting’s then current stockholdings) of the fully diluted shares of our common stock upon the conversion of options, warrants and notes, in association with a national markets qualified financing, which grant is required to vest and be delivered within thirty (30) days of such national markets qualified financing. We expect to make such grant in connection with this offering. In February 2025, we and Cataldo Consulting agreed to cease making cash payments under the Cataldo Consulting agreement. We expect to restart payment when we have sufficient capital.

Emmes Group Consulting LLC Services Agreement

Effective as of September 1, 2022, we entered into a consulting agreement with Emmes Group Consulting LLC, a strategic business consulting firm (“Emmes Consulting”). Mr. Schroeder is an Executive Vice President and Managing Director of Emmes Consulting and the Emmes Group, Inc. The agreement had an initial term of four months, expiring December 31, 2022, and continues on a month-to-month basis thereafter. Under the consulting agreement, Mr. Schroeder agreed to serve as our President, Chief Financial Officer, Chief Scientific Officer, and Chief Clinical Development Officer. In consideration for the foregoing consulting services, we agreed to pay Emmes Consulting $30,000 per month. We also agreed to issue Emmes Consulting a stock grant equal to ten percent (10%) (calculated exclusive of Emmes Consulting’s then current stockholdings) of the fully diluted shares of our common stock upon the conversion of options, warrants and notes, in association with a national markets qualified financing, which grant is required to vest and be delivered within thirty (30) days of such national markets qualified financing. We expect to make such grant in connection with this offering. In February 2025, we and Emmes Consulting agreed to cease making cash payments under the Emmes Consulting agreement. We expect to restart payment when we have sufficient capital.

A total of $20,000 and $120,000 was incurred under these agreements during the three months ended September 30, 2025 and 2024, respectively and reflected as management fees in operations. (See Note 7).

A total of $32,000 and $320,000 was incurred under these agreements during the nine months ended September 30, 2025 and 2024, respectively and reflected as management fees in operations. (See Note 7). Although accrual of compensation was discontinued, a minimal $32,000 was paid in the nine months ended September 30, 2024.

NOTE 5 – RELATED PARTY TRANSACTIONS

Consulting Agreements

Cataldo Consulting Services Agreement

Effective as of September 1, 2022, we entered into a consulting agreement with Cataldo Consulting, a strategic business consulting firm (“Cataldo Consulting”). Mr. Cataldo is the owner of Cataldo Consulting. The agreement had an initial term of four months, expiring December 31, 2022, and continues on a month-to-month basis thereafter. Under the consulting agreement, Mr. Cataldo agreed to serve as Chairperson of our board of directors and as our Chief Executive Officer. In consideration for the foregoing consulting services, we agreed to pay Cataldo Consulting $30,000 per month. We also agreed to issue Cataldo Consulting a stock grant equal to ten percent (10%) (calculated exclusive of Cataldo Consulting’s then current stockholdings) of the fully diluted shares of our common stock upon the conversion of options, warrants and notes, in association with a national markets qualified financing, which grant is required to vest and be delivered within thirty (30) days of such national markets qualified financing. We expect to make such grant in connection with this offering. In February 2025, we and Cataldo Consulting agreed to cease making cash payments under the Cataldo Consulting agreement. We expect to restart payment when we have sufficient capital.

Emmes Group Consulting LLC Services Agreement

Effective as of September 1, 2022, we entered into a consulting agreement with Emmes Group Consulting LLC, a strategic business consulting firm (“Emmes Consulting”). Mr. Schroeder is an Executive Vice President and Managing Director of Emmes Consulting and the Emmes Group, Inc. The agreement had an initial term of four months, expiring December 31, 2022, and continues on a month-to-month basis thereafter. Under the consulting agreement, Mr. Schroeder agreed to serve as our President, Chief Financial Officer, Chief Scientific Officer, and Chief Clinical Development Officer. In consideration for the foregoing consulting services, we agreed to pay Emmes Consulting $30,000 per month. We also agreed to issue Emmes Consulting a stock grant equal to ten percent (10%) (calculated exclusive of Emmes Consulting’s then current stockholdings) of the fully diluted shares of our common stock upon the conversion of options, warrants and notes, in association with a national markets qualified financing, which grant is required to vest and be delivered within thirty (30) days of such national markets qualified financing. We expect to make such grant in connection with this offering. In February 2025, we and Emmes Consulting agreed to cease making cash payments under the Emmes Consulting agreement. We expect to restart payment when we have sufficient capital.

A total of $360,000 and $245,000 was incurred under these agreements during the years ended December 31, 2024 and 2023, respectively and reflected as management fees in operations. In addition, the company recorded a forgiveness of related party accrued compensation related to the above agreements of $39,568 which was reflected as additional paid in capital in the statement of changes in stockholders’ deficit.